Insurance business - Schedule of insurance service result (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Total Insurance revenue
Insurance service expense	£ 1,566	£ 1,571	£ 1,867
Total Insurance service expense
Total Insurance service expense	(1,251)	(1,134)	(1,409)
Net expense from reinsurance contracts held	(17)	(111)	(28)
Insurance service result	298	326	430
Total life
Total Insurance revenue
CSM recognised for services provided	196	198	392
Change in risk adjustments for non-financial risk for risk expired	27	25	24
Expected claims and other insurance services expenses	795	771	959
Charges to funds in respect of policyholder tax and other	104	134	66
Amounts relating to the changes in liabilities for remaining coverage:	1,122	1,128	1,441
Recovery of insurance acquisition cash flows	67	61	56
Insurance service expense	1,189	1,189	1,497
Total Insurance service expense
Incurred claims and other directly attributable expenses	(791)	(772)	(977)
Changes that relate to past service: adjustment to liabilities for incurred claims	(2)	(1)	1
Changes that relate to future service: (losses) reversal of losses on onerous contracts	(72)	2	(86)
Amortisation of insurance acquisition cash flows	(67)	(61)	(56)
Total Insurance service expense	(932)	(832)	(1,118)
Total non-life
Total Insurance revenue
Insurance service expense	377	382	370
Total Insurance service expense
Total Insurance service expense	£ (319)	£ (302)	£ (291)